The Prudential Insurance Company of America                                Thomas C. Castano
Vice President and Corporate Counsel
Law Department

The Prudential Insurance Company
  of America
213 Washington Street
Newark, NJ 07102-2992
(973) 802-4708 fax: (973) 802-9560

October 13, 2010

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

Re:  Prudential Variable Appreciable Account  (File No. 811-5466)

Dear Commissioners:

On behalf of The Prudential Insurance Company of America and the Prudential Variable Appreciable Account (the “Account”), we hereby submit, pursuant to Rule 30b-2 under the Investment Company Act of 1940 (the “Act”), that the Account’s semi-annual report for the period ending June 30, 2010 has been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

We incorporate by reference the following semi-annual reports for the underlying funds:

1.	Filer/Entity:AIM Variable Insurance Funds
Registration No.:811-07452
CIK No.:0000896435
Accession No.:0000950123-10-081577
Date of Filing:08/27/10

2.Filer/Entity:American Century Variable Portfolios, Inc.
Registration No.:811-05188
CIK No.:0000814680
Accession No.:0001467105-10-000063
Date of Filing:08/24/10

3.Filer/Entity:Advanced Series Trust ("AST")
Registration No.:811-05186
CIK No.:0000814679
Accession No.:0001193125-10-206496
Date of Filing:09/08/10

4.Filer/Entity:Janus Aspen Series
Registration No.:811-07736
CIK No.:0000906185
Accession No.:0000950123-10-081501
Date of Filing:08/27/10

5.Filer/Entity:MFS Variable Insurance Trust
Registration No.:811-8326
CIK No.:0000918571
Accession No.:0001193125-10-201252
Date of Filing:08/31/10

6.Filer/Entity:T. Rowe Price International Stock Portfolio
Registration No.:811-07143
CIK No.:0000918292
Accession No.:0000918292-10-000010
Date of Filing:08/25/10

7.Filer/Entity:The Prudential Series Fund, Inc.
Registration No.:811-03623
CIK No.:0000711175
Accession No.:0001193125-10-204993
Date of Filing:09/07/10

If you have any questions regarding this filing, please contact me at (973) 802-4708.

       Sincerely,

      ___/s/________________________
Thomas C. Castano

VIA EDGAR